UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.6%

Security	Shares	Value
Aerospace & Defense — 0.9%
CAE, Inc.(1)	191,245	$3,529,481

		$3,529,481

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.(1)	43,466	$3,975,400

		$3,975,400

Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The)(1)	75,050	$2,613,241

		$2,613,241

Banks — 10.7%
BNP Paribas SA(1)	58,582	$4,838,508
ING Groep NV(1)	197,438	3,876,746
Intesa Sanpaolo SpA(1)	756,103	2,970,832
JPMorgan Chase & Co.(1)	84,231	9,743,000
KBC Group NV(1)	45,090	4,335,224
KeyCorp(1)	157,721	3,375,229
Mitsubishi UFJ Financial Group, Inc.(1)	294,102	2,223,813
PNC Financial Services Group, Inc. (The)(1)	28,910	4,568,358
Wells Fargo & Co.(1)	67,504	4,440,413

		$40,372,123

Beverages — 3.5%
Anheuser-Busch InBev SA/NV(1)	40,008	$4,531,282
Constellation Brands, Inc., Class A(1)	22,227	4,878,159
Diageo PLC(1)	101,339	3,647,429

		$13,056,870

Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc.(1)(2)	12,700	$1,145,921
Celgene Corp.(1)(2)	33,864	3,425,682
Shire PLC ADR(1)	25,079	3,512,063

		$8,083,666

Building Products — 1.2%
Assa Abloy AB, Class B(1)	208,720	$4,626,615

		$4,626,615

Capital Markets — 0.8%
Credit Suisse Group AG(1)	42,266	$817,468
St. James’s Place PLC(1)	132,279	2,233,310

		$3,050,778

Chemicals — 3.8%
Arkema SA(1)	38,517	$4,917,195
Ecolab, Inc.(1)	31,918	4,394,470

Security	Shares	Value
Novozymes A/S, Class B(1)	36,405	$2,019,565
PPG Industries, Inc.(1)	25,042	2,973,237

		$14,304,467

Commercial Services & Supplies — 0.7%
SECOM Co., Ltd.(1)	35,628	$2,730,684

		$2,730,684

Consumer Finance — 1.8%
Discover Financial Services(1)	40,523	$3,233,735
Navient Corp.(1)	65,342	931,124
OneMain Holdings, Inc.(1)(2)	76,148	2,490,801

		$6,655,660

Containers & Packaging — 1.0%
Sealed Air Corp.(1)	80,976	$3,834,214

		$3,834,214

Diversified Financial Services — 1.7%
ORIX Corp.(1)	338,601	$6,342,564

		$6,342,564

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.(1)	111,419	$5,335,263

		$5,335,263

Electric Utilities — 3.2%
Iberdrola SA(1)	673,680	$5,483,648
NextEra Energy, Inc.(1)	40,431	6,405,079

		$11,888,727

Electrical Equipment — 4.8%
Acuity Brands, Inc.(1)	20,061	$3,098,221
Legrand SA(1)	54,145	4,504,743
Melrose Industries PLC(1)	2,459,247	7,903,345
Zhuzhou CRRC Times Electric Co., Ltd., Class H(1)	463,144	2,561,883

		$18,068,192

Electronic Equipment, Instruments & Components — 2.5%
CDW Corp.(1)	80,689	$6,034,730
Keyence Corp.(1)	5,762	3,521,201

		$9,555,931

Energy Equipment & Services — 0.6%
Halliburton Co.(1)	45,269	$2,430,945

		$2,430,945

Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.(1)	45,367	$6,700,706
Equity Residential(1)	59,727	3,679,780
Simon Property Group, Inc.(1)	13,421	2,192,589

		$12,573,075

Food Products — 0.5%
Pinnacle Foods, Inc.(1)	32,422	$2,008,219

		$2,008,219

Security	Shares	Value
Health Care Equipment & Supplies — 2.4%
Boston Scientific Corp.(1)(2)	170,001	$4,753,228
Danaher Corp.(1)	42,422	4,296,500

		$9,049,728

Health Care Providers & Services — 0.9%
Aetna, Inc.(1)	9,639	$1,800,758
UnitedHealth Group, Inc.(1)	7,054	1,670,246

		$3,471,004

Household Products — 0.8%
Reckitt Benckiser Group PLC(1)	29,186	$2,818,493

		$2,818,493

Insurance — 4.3%
AIA Group, Ltd.(1)	391,819	$3,346,722
Aviva PLC(1)	590,541	4,308,243
Chubb, Ltd.(1)	22,935	3,581,300
Prudential PLC(1)	180,670	4,890,750

		$16,127,015

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)(2)	6,422	$9,317,616

		$9,317,616

Internet Software & Services — 5.6%
Alphabet, Inc., Class C(1)(2)	11,986	$14,022,901
Facebook, Inc., Class A(1)(2)	37,513	7,010,804

		$21,033,705

IT Services — 1.5%
Visa, Inc., Class A(1)	45,078	$5,600,040

		$5,600,040

Machinery — 2.9%
Fortive Corp.(1)	47,385	$3,602,208
ITT, Inc.(1)	29,513	1,652,728
Komatsu, Ltd.(1)	147,933	5,814,134

		$11,069,070

Media — 2.6%
Grupo Televisa SAB ADR(1)	94,741	$1,961,138
Interpublic Group of Cos., Inc. (The)(1)	252,484	5,526,875
Time Warner, Inc.(1)	25,834	2,463,272

		$9,951,285

Metals & Mining — 1.0%
Rio Tinto, Ltd.(1)	62,912	$3,873,380

		$3,873,380

Multi-Utilities — 1.0%
CMS Energy Corp.	50,017	$2,238,261
National Grid PLC(1)	76,653	878,302
Sempra Energy(1)	6,396	684,500

		$3,801,063

Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.7%
BP PLC(1)	601,855	$4,293,868
ConocoPhillips(1)	61,514	3,617,638
Phillips 66(1)	7,491	767,078
Royal Dutch Shell PLC, Class B(1)	201,490	7,147,348
Seven Generations Energy, Ltd., Class A(1)(2)	130,262	1,816,255

		$17,642,187

Personal Products — 2.6%
Estee Lauder Cos., Inc. (The), Class A(1)	20,489	$2,765,195
Unilever PLC(1)	125,702	7,114,266

		$9,879,461

Pharmaceuticals — 6.8%
Bayer AG(1)	34,024	$4,458,413
Eli Lilly & Co.(1)	51,692	4,210,313
Ipsen SA(1)	14,184	1,986,263
Johnson & Johnson(1)	47,855	6,613,083
Novo Nordisk A/S, Class B(1)	73,052	4,054,265
Zoetis, Inc.(1)	56,072	4,302,405

		$25,624,742

Professional Services — 1.1%
Verisk Analytics, Inc.(1)(2)	40,284	$4,030,414

		$4,030,414

Road & Rail — 1.1%
CSX Corp.(1)	73,887	$4,194,565

		$4,194,565

Semiconductors & Semiconductor Equipment — 4.0%
ASML Holding NV(1)	35,860	$7,270,200
NXP Semiconductors NV(1)(2)	3,484	419,195
Renesas Electronics Corp.(1)(2)	23,779	280,217
Sumco Corp.(1)	116,260	3,164,167
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	86,776	3,931,821

		$15,065,600

Software — 0.5%
Microsoft Corp.(1)	19,281	$1,831,888

		$1,831,888

Specialty Retail — 3.9%
Home Depot, Inc. (The)(1)	27,388	$5,502,249
Industria de Diseno Textil SA(1)	136,003	4,866,649
TJX Cos., Inc. (The)	30,300	2,433,696
Ulta Beauty, Inc.(1)(2)	8,342	1,852,758

		$14,655,352

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.(1)	11,917	$1,995,264
HP, Inc.(1)	237,904	5,547,921

		$7,543,185

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE(1)	11,787	$3,692,290

		$3,692,290

Tobacco — 2.0%
Altria Group, Inc.(1)	30,907	$2,173,999
British American Tobacco PLC(1)	80,156	5,478,395

		$7,652,394

Trading Companies & Distributors — 1.1%
MISUMI Group, Inc.(1)	138,173	$4,183,377

		$4,183,377

Total Common Stocks (identified cost $290,267,163)		$387,143,969

Preferred Stocks — 10.7%

Security	Shares	Value
Banks — 3.9%
AgriBank FCB, 6.875% to 1/1/24(1)(3)	16,581	$1,818,728
CoBank ACB, Series F, 6.25% to 10/1/22(1)(3)(4)	16,600	1,772,050
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(3)(4)	2,500	272,500
Farm Credit Bank of Texas, Series 1, 10.00%(1)(4)	906	1,069,080
First Republic Bank, Series G, 5.50%(1)	12,000	304,800
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(5)	840	666,750
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(3)	23,978	647,886
KeyCorp, Series E, 6.125% to 12/15/26(1)(3)	53,060	1,499,210
MB Financial, Inc., Series C, 6.00%(1)	54,600	1,349,712
SunTrust Banks, Inc., Series E, 5.875%(1)	58,779	1,488,872
Texas Capital Bancshares, Inc., 6.50%(1)	32,365	818,511
Texas Capital Bancshares, Inc., Series A, 6.50%(1)	6,900	176,019
Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	1,807	2,312,960
Wells Fargo & Co., Series Y, 5.625%(1)	18,150	455,747

		$14,652,825

Capital Markets — 1.2%
KKR & Co., LP, Series A, 6.75%(1)	17,247	$450,147
Legg Mason, Inc., 5.45%(1)	73,700	1,752,586
State Street Corp., Series D, 5.90% to 3/15/24(1)(3)	13,771	368,374
State Street Corp., Series G, 5.35% to 3/15/26(1)(3)	67,800	1,783,140

		$4,354,247

Consumer Finance — 0.8%
Capital One Financial Corp., Series C, 6.25%(1)	81,350	$2,120,794
Capital One Financial Corp., Series H, 6.00%(1)	29,650	770,307

		$2,891,101

Electric Utilities — 1.5%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	19,531	$463,861
NextEra Energy Capital Holdings, Inc., Series K, 5.25%(1)	67,000	1,628,100
SCE Trust VI, 5.00%(1)	104,525	2,367,491
Southern Co. (The), 6.25%(1)	53,497	1,391,992

		$5,851,444

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 1.3%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	67,925	$1,364,613
DDR Corp., Series A, 6.375%(1)	49,475	1,234,896
DDR Corp., Series K, 6.25%(1)	1,375	33,399
Spirit Realty Capital, Inc., Series A, 6.00%(1)	36,275	882,571
Summit Hotel Properties, Inc., Series E, 6.25%(1)	36,475	914,428
Vornado Realty Trust, Series K, 5.70%(1)	25,220	624,195

		$5,054,102

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(1)(4)	22,100	$2,280,135
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	6,085	567,426

		$2,847,561

Insurance — 0.3%
Arch Capital Group, Ltd., Series E, 5.25%(1)	36,275	$845,570
PartnerRe, Ltd., Series I, 5.875%(1)	17,096	432,358

		$1,277,928

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%(1)	17,395	$420,089

		$420,089

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(1)(3)	128,725	$3,041,772

		$3,041,772

Total Preferred Stocks (identified cost $39,744,524)		$40,391,069

Corporate Bonds & Notes — 13.9%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$505	$505,000

		$505,000

Automobiles — 0.4%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(6)	$1,270	$1,314,450

		$1,314,450

Banks — 6.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(3)(4)(6)	$240	$270,900
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)(6)	800	834,400
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)(6)	2,645	2,458,395
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/6/28(1)(3)(4)(6)	395	439,240
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)(6)	2,270	2,451,600
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)(6)	650	692,250
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)(6)	1,475	1,605,906
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)(6)	1,881	2,140,644
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)(6)	905	966,653
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)(6)	3,641	3,760,243
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)(6)	1,477	1,670,856

Security	Principal Amount (000’s omitted)	Value
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)(6)	$440	$462,440
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)(6)	805	923,238
Standard Chartered PLC, 7.75% to 4/2/23(1)(3)(4)(6)	1,765	1,945,913
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(3)(6)	540	523,125
UniCredit SpA, 8.00% to 6/3/24(1)(3)(6)(7)	2,222	2,473,535
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(3)(6)	220	227,150

		$23,846,488

Capital Markets — 2.1%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)(4)	$968	$982,326
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)(4)	595	593,512
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (1)(3)(6)	1,820	1,800,672
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20 (1)(3)(6)	1,640	1,695,350
UBS Group AG, 6.875% to 8/7/25(1)(3)(6)(7)	2,421	2,699,229

		$7,771,089

Diversified Financial Services — 0.5%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$1,220	$1,244,695
Textron Financial Corp., 3.151%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(5)	553	497,700

		$1,742,395

Electric Utilities — 1.3%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(3)(4)	$1,936	$2,009,549
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(3)(4)	1,060	1,315,725
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	1,600	1,682,069

		$5,007,343

Energy Equipment & Services — 0.0%(8)
Abengoa Finance S.A.U., 7.75%, 3/31/27(1)(4)(9)	$1,338	$20,070

		$20,070

Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$240	$247,500
Land O’ Lakes, Inc., 8.00%(1)(4)(6)	2,103	2,397,420

		$2,644,920

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)(4)	$1,634	$1,906,878

		$1,906,878

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	$275	$298,375

		$298,375

Oil, Gas & Consumable Fuels — 0.7%
EnLink Midstream Partners, LP, Series C, 6.00% to 12/15/22(3)(6)	$1,528	$1,518,774
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(6)	2,260	67,793
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)(6)	1,135	1,144,931

		$2,731,498

Pipelines — 0.7%
Enbridge Energy Partners, L.P., 5.492%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(5)	$475	$476,781
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)(6)	2,180	2,188,175

		$2,664,956

Security	Principal Amount (000’s omitted)	Value
Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(1)	$570	$601,588

		$601,588

Toys, Games & Hobbies — 0.2%
Mattel, Inc., 6.75%, 12/31/25(4)	$795	$806,925

		$806,925

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$480	$505,440

		$505,440

Total Corporate Bonds & Notes (identified cost $52,266,878)		$52,367,415

Exchange-Traded Funds — 2.8%

Security	Shares	Value
Equity Funds — 2.8%
First Trust Preferred Securities and Income ETF(1)	525,666	$10,408,187

Total Exchange-Traded Funds (identified cost $10,575,026)		$10,408,187

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(10)	1,880,368	$1,880,556

Total Short-Term Investments (identified cost $1,880,369)		$1,880,556

Total Investments — 130.5% (identified cost $394,733,960)		$492,191,196

Other Assets, Less Liabilities — (30.5)%		$(114,938,474)

Net Assets — 100.0%		$377,252,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $26,983,566 or 7.2% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $5,172,764 or 1.4% of the Fund’s net assets.

(8)	Amount is less than 0.05%.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $10,598.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	57.4%	$282,341,558
United Kingdom	10.6	51,979,788
Japan	6.8	33,595,420
France	4.5	22,079,643
Netherlands	3.8	18,713,489
Spain	2.3	11,204,767
Belgium	1.8	8,866,506
Italy	1.4	6,760,092
Denmark	1.2	6,073,830
Brazil	1.1	5,359,966
Canada	1.1	5,345,736
Sweden	0.9	4,626,615
Germany	0.9	4,458,413
Switzerland	0.8	3,949,055
Taiwan	0.8	3,931,821
Hong Kong	0.7	3,346,722
China	0.5	2,561,883
Mexico	0.5	2,400,378
Australia	0.4	2,177,778
Chile	0.4	2,009,549
Exchange-Traded Funds	2.1	10,408,187

Total Investments	100.0%	$492,191,196

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$31,670,845	$8,558,939		$—	$40,229,784
Consumer Staples	11,825,572	23,589,865		—	35,415,437
Energy	8,631,916	11,441,216		—	20,073,132
Financials	32,363,960	40,184,180		—	72,548,140
Health Care	35,730,199	10,498,941		—	46,229,140
Industrials	24,083,017	32,324,781		—	56,407,798
Information Technology	46,394,564	14,235,785		—	60,630,349
Materials	11,201,921	10,810,140		—	22,012,061
Real Estate	12,573,075	—		—	12,573,075
Telecommunication Services	—	5,335,263		—	5,335,263
Utilities	9,449,860	6,239,930		—	15,689,790
Total Common Stocks	$223,924,929	$163,219,040	*	$—	$387,143,969
Preferred Stocks
Consumer Staples	$—	$2,847,561		$—	$2,847,561
Energy	3,041,772	—		—	3,041,772
Financials	17,576,993	5,599,108		—	23,176,101
Real Estate	5,054,102	—		—	5,054,102
Utilities	6,271,533	—		—	6,271,533
Total Preferred Stocks	$31,944,400	$8,446,669		$—	$40,391,069
Corporate Bonds & Notes	$—	$52,367,415		$—	$52,367,415
Exchange-Traded Funds	10,408,187	—		—	10,408,187
Short-Term Investments	—	1,880,556		—	1,880,556
Total Investments	$266,277,516	$225,913,680		$—	$492,191,196

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018